FINANCE INCOME AND EXPENSES (Schedule of Financing Income) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Interest Income:
Short-term bank deposits | ₪			₪ 845	₪ 357	₪ 30
Interest Income of debentures held for trading | ₪			4,321	4,603	3,274
Other | ₪				27	16
Total interest Income | ₪			5,166	4,987	3,320
Other:
Changes in fair value of financial assets at fair values | ₪			14,972	(13,697)	7,760
Gain (loss) from non-tradable financial assets (see note 21b). | ₪					5,368
Dividends | ₪			389	1,498	1,489
Income from forward transaction | ₪			439
Total financing Income | ₪			₪ 20,966	₪ (7,212)	₪ 17,937
US Dollars [Member]
Interest Income:
Short-term bank deposits | $		$ 245
Interest Income of debentures held for trading | $		1,250
Other | $
Total interest Income | $		1,495
Other:
Changes in fair value of financial assets at fair values | $		4,332
Gain (loss) from non-tradable financial assets (see note 21b). | $
Dividends | $		(113)
Income from forward transaction | $		127
Total financing Income | $	[1]	$ 6,067

[1]	Convenience Translation into US Dollars.